                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    June 30, 2003
                                                ------------------------------

Check here if Amendment [ ]; Amendment Number:
                                                ---------------------

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Advent International Corporation
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Address:  75 State Street
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          Boston, MA 02109
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13F File Number: 28-  6054
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:     Janet L. Hennessy
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Title:    Vice President and Treasurer
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Phone:    (617) 951-9447
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Signature, Place, and Date of Signing:


/s/ Janet L. Hennessy                 Boston, MA                 7/22/03
-------------------------       -----------------------     -----------------
          [Signature]               [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                                    FORM 13F

                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      None
                                        ---------------------------------------

Form 13F Information Table Entry Total:                  14
                                        ---------------------------------------

Form 13F Information Table Value Total:              $146,814
                                         --------------------------------------
                                                    (thousands)


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                           FORM 13F INFORMATION TABLE

           COLUMN 1                   COLUMN 2            COLUMN 3             COLUMN 4                   COLUMN 5
           --------                   --------            --------             --------                   --------
                                                                                VALUE             SHRS OR          SH/ PUT
        NAME OF ISSUER             TITLE OF CLASS           CUSIP              (x$1000)           PRN AMT          PRN CALL
        --------------             --------------           -----              --------           -------          --------
BIOMET, INC.                               COMMON        090613-10-0              2,703             94,219
CRUCELL NV                         SPONSORED ADRs        228769-10-5              6,439            700,651
CONCERTO SOFTWARE                          COMMON        20602T-10-6                197             64,579
EPIX MEDICAL, INC.                         COMMON        26881Q-10-1              2,081            148,119
EXELIXIS                                   COMMON        30161Q-10-4              7,112          1,032,168
ILEX ONCOLOGY, INC.                        COMMON        451923-10-6              9,723            501,940
INTERWAVE COMMUNICATIONS                   COMMON        G4911N-10-2                  4              1,579
INVERNESS MEDICAL INNOVATIONS              COMMON        46126P-10-6                  9                484
JOHNSON & JOHNSON                          COMMON        478160-10-4                 74              1,434
KIRKLAND'S INC.                            COMMON        497498-10-5            104,056          6,306,407
LECROY CORPORATION                         COMMON        52324W-10-9              4,795            500,000
LIGHTBRIDGE, INC.                          COMMON        532226-10-7              4,039            469,694
TRITON NETWORK SYSTEMS INC.                COMMON        896775-10-3              1,282          2,136,342
ZINDART LIMITED                    SPONSORED ADRs        989597-10-9              4,300            708,444


                                                                                146,814


           COLUMN 1                       COLUMN 6          COLUMN 7                          COLUMN 8
           --------                       --------          --------                          --------
                                         INVESTMENT          OTHER                        VOTING AUTHORITY
        NAME OF ISSUER                   DISCRETION         MANAGERS            SOLE           SHARED           NONE
        --------------                   ----------         --------            ----           ------           ----
BIOMET, INC.                                 SOLE                                94,219
CRUCELL NV                                   SOLE                               700,651
CONCERTO SOFTWARE                            SOLE                                64,579
EPIX MEDICAL, INC.                           SOLE                               148,119
EXELIXIS                                     SOLE                             1,032,168
ILEX ONCOLOGY, INC.                          SOLE                               501,940
INTERWAVE COMMUNICATIONS                     SOLE                                 1,579
INVERNESS MEDICAL INNOVATIONS                SOLE                                   484
JOHNSON & JOHNSON                            SOLE                                 1,434
KIRKLAND'S INC.                              SOLE                             6,306,407
LECROY CORPORATION                           SOLE                               500,000
LIGHTBRIDGE, INC.                            SOLE                               469,694
TRITON NETWORK SYSTEMS INC.                  SOLE                             2,136,342
ZINDART LIMITED                              SOLE                               708,444